Cover	Mar. 13, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2023
Entity File Number	001-41179
Entity Registrant Name	AROGO CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001881741
Entity Tax Identification Number	87-1118179
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	848 Brickell Avenue
Entity Address, Address Line Two	Penthouse 5
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	442-1482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	AOGOU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AOGO
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	AOGOW
Security Exchange Name	NASDAQ